EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Plan investments include The Buckle Stock Fund, which is invested in the stock of The Buckle, Inc., the Plan sponsor, and, therefore, these investments and actual transactions qualify as party-in-interest. The Plan held 385,233 shares of The Buckle, Inc. common stock at December 31, 2025 and 405,675 shares at December 31, 2024, which had a cost basis of $10,856,836 and $8,813,616, respectively. Dividend income received by the Plan from its investment in the stock of The Buckle, Inc. was $1,552,244 for the year ended December 31, 2025 and $1,547,555 for the year ended December 31, 2024.

Principal serves as recordkeeper for the Plan and manages certain Plan investments. Therefore, these transactions qualify as party-in-interest.